INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of income tax expense:
Current tax expense	$ (520)	$ (1,445)	$ (375)
Deferred tax benefit/(expense)	958	5	(204)
Total income tax benefit/(expense)	$ 438	$ (1,440)	$ (579)